Bank Overdraft (Details) - Schedule of Bank Overdraft - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Bank Overdraft (Details) - Schedule of Bank Overdraft [Line Items]
Bank Overdraft	$ 6,118,214
HDFC Bank Limited OD against FDs [Member]
Bank Overdraft (Details) - Schedule of Bank Overdraft [Line Items]
Bank Overdraft	4,827,882
HDFC Bank Ltd WCOD [Member]
Bank Overdraft (Details) - Schedule of Bank Overdraft [Line Items]
Bank Overdraft	$ 1,290,332